Due to banks and correspondents - Disclosure of detail maturities due to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 7,166,014	S/ 7,562,057
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	0	3,586,376
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	4,494,185	1,787,212
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	967,111	517,521
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	135,919	139,910
2029 onwards
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 1,568,799	S/ 1,531,038